SUPPLEMENT DATED JUNE 28, 2005 TO THE LOOMIS SAYLES RETAIL FUNDS STATEMENT OF
              ADDITIONAL INFORMATION DATED FEBRUARY 1, 2005, AS MAY
                  BE REVISED AND SUPPLEMENTED FROM TIME TO TIME


                        DISCLOSURE RELATING TO ALL FUNDS

ITEM (2) WITHIN THE SECTION "PORTFOLIO HOLDINGS INFORMATION" IS AMENDED AND RESTATED AS FOLLOWS:

(2) Disclosure to firms offering industry-wide services, provided that the firm has entered into a confidentiality agreement with the Funds, their principal underwriter or an affiliate of the Funds' principal underwriter. Entities that receive information pursuant to this exception include Bloomberg (monthly disclosure of full portfolio holdings, provided 25 days after month-end); Lipper (monthly disclosure of full portfolio holdings, provided 5 days after month-end); Standard & Poors (quarterly disclosure of full holdings, provided 2 days after calendar quarter-end); and Vestek (daily disclosure of full portfolio holdings, provided the next business day);


THE SECTION "MANAGEMENT OF THE TRUSTS" IS AMENDED AS FOLLOWS:

The following individuals were elected as Independent Trustees at a special meeting of shareholders of each Trust on June 2, 2005.


                                     POSITION(S)
                                      HELD WITH                 PRINCIPAL OCCUPATION(S)        NUMBER OF PORTFOLIOS IN FUND COMPLEX
  NAME AND DATE OF BIRTH                 TRUST                     DURING PAST 5 YEARS         OVERSEEN AND OTHER DIRECTORSHIPS HELD
                  ------                 -----                     -------------------                           -------------------

CHARLES D. BAKER             Trustee, Contract Review and   President and Chief Executive                    36; None
(11/13/56)                    Governance Committee Member   Officer, Harvard Pilgrim Health
                                                            Care (health plan)

CYNTHIA L. WALKER              Trustee, Audit Committee     Dean for Finance and CFO                         36; None
(07/25/56)                              Member              (formerly, Associate Dean for
                                                            Finance & CFO), Harvard Medical
                                                            School



 DISCLOSURE RELATING TO LOOMIS SAYLES BOND FUND AND LOOMIS SAYLES GLOBAL BOND
 FUND


EFFECTIVE JULY 1, 2005, THE TABLE IN THE SUB-SECTION "ADVISORY AGREEMENTS" WITHIN THE SECTION "INVESTMENT ADVISORY AND OTHER SERVICES" IS REVISED AS FOLLOWS WITH RESPECT TO THE LOOMIS SAYLES BOND FUND AND LOOMIS SAYLES GLOBAL BOND FUND:

FUND                                               RATE
---------------------------------------       ----------------------------------
Loomis Sayles Bond Fund                           0.60%  of the first $3 billion
                                                  0.50%  thereafter

Loomis Sayles Global Bond Fund                    0.60%  of the first $1 billion
                                                  0.50%  thereafter


                                                                     LSRSAI-0605

                           LOOMIS SAYLES RESEARCH FUND

  Supplement dated June 28, 2005 to the IXIS Advisor Equity Funds Classes A, B and C Prospectus dated February 1, 2005, as revised on May 1, 2005, and to the
  IXIS Advisor Equity Funds Class Y Prospectus dated February 1, 2005, each as may be supplemented from time to time

Effective July 1, 2005, Brian James and Maureen G. Depp became co-leaders of a team of Loomis Sayles research analysts managing the Loomis Sayles Research Fund, replacing Lauriann Kloppenburg, who previously led the team. The following paragraphs replace the paragraph regarding Lauriann Kloppenburg in the "Meet the Funds' Portfolio Managers" section of each Prospectus:


BRIAN JAMES

Brian James has co-led a team of Loomis Sayles research analysts managing the LOOMIS SAYLES RESEARCH FUND since July 2005. Mr. James, Vice President and Associate Director of Equity Research of Loomis Sayles, joined the firm in 1998. He received a B.A. from Hampshire College, an M.P.P. from Harvard University School of Government and an M.B.A. from Harvard University School of Business. Mr. James holds the designation of Chartered Financial Analyst and has over 24 years of investment experience.


MAUREEN G. DEPP

Maureen G. Depp has co-led a team of Loomis Sayles research analysts managing the LOOMIS SAYLES RESEARCH FUND since July 2005. Ms. Depp, Associate Director of Equity Research of Loomis Sayles, joined the firm in 2004. Prior to joining Loomis Sayles, she was a Managing Director and Associate Director of Research at State Street Research & Management Company. Ms. Depp received a B.S. from St. John's University and an M.B.A. from the University of Rhode Island. She holds the designation of Chartered Financial Analyst and has over 28 years of investment experience.


                                                                      SP264-0605

                            LOOMIS SAYLES VALUE FUND

     Supplement dated June 28, 2005 to the Loomis Sayles Retail Equity Funds Prospectus dated February 1, 2005, as may be supplemented from time to time

EFFECTIVE JULY 1, 2005, THE SUB-SECTION "PORTFOLIO MANAGERS" WITHIN THE "MANAGEMENT" SECTION OF THE PROSPECTUS IS AMENDED AND RESTATED AS FOLLOWS WITH RESPECT TO THE LOOMIS SAYLES VALUE FUND:



LOOMIS SAYLES VALUE FUND Warren Koontz, Vice President of Loomis Sayles, has served as portfolio manager of the Fund since 2000. Mr. Koontz joined Loomis Sayles in 1995. James Carroll, Vice President of Loomis Sayles, has served as portfolio manager of the Fund since 2002. Mr. Carroll joined Loomis Sayles in 1996. Arthur Barry, Vice President of Loomis Sayles, has served as portfolio manager of the Fund since 2005. Mr. Barry joined Loomis Sayles in May 2005. Prior to joining Loomis Sayles, Mr. Barry was a Senior Vice President and portfolio manager at State Street Research & Management Company from November 2003 to January 2005; Senior Portfolio Manager at INVESCO Capital Management from April 2001 to May 2003; and a portfolio manager at Federated Research Corp. from January 1997 to March 2001.


                                                                   M-LSSP28-0605

 SUPPLEMENT DATED JUNE 28, 2005 TO THE STATEMENT OF ADDITIONAL INFORMATION
                               - PART II FOR IXIS
  ADVISOR FUNDS TRUST I, IXIS ADVISOR FUNDS TRUST II AND LOOMIS SAYLES FUNDS II DATED FEBRUARY 1, 2005, AS REVISED ON MAY 1, 2005, AND AS MAY BE SUPPLEMENTED
                                FROM TIME TO TIME


                        DISCLOSURE RELATING TO ALL FUNDS

ITEM (2) WITHIN THE SECTION "PORTFOLIO HOLDINGS INFORMATION" IS AMENDED AND RESTATED AS FOLLOWS:

(2) Disclosure to firms offering industry-wide services, provided that the firm has entered into a confidentiality agreement with the Funds, their principal underwriter or an affiliate of the Funds' principal underwriter. Entities that receive information pursuant to this exception include Bloomberg (monthly disclosure of full portfolio holdings, provided 25 days after month-end); Lipper (monthly disclosure of full portfolio holdings, provided 5 days after month-end); Standard & Poors (quarterly disclosure of full holdings, provided 2 days after calendar quarter-end); and Vestek (daily disclosure of full portfolio holdings, provided the next business day);

               DISCLOSURE RELATING TO LOOMIS SAYLES RESEARCH FUND

EFFECTIVE JULY 1, 2005, THE FOLLOWING INFORMATION IS ADDED TO THE SUB-SECTION "PORTFOLIO MANAGERS' MANAGEMENT OF OTHER ACCOUNTS" WITHIN THE SECTION "PORTFOLIO MANAGEMENT INFORMATION" WITH RESPECT TO THE LOOMIS SAYLES RESEARCH FUND:

The following table provides information relating to other accounts managed by Brian James and Maureen G. Depp as of May 31, 2005.

---------------------------- ---------------------------------- ---------------------------------- ---------------------------------
                              REGISTERED INVESTMENT COMPANIES   OTHER POOLED INVESTMENT VEHICLES            OTHER ACCOUNTS
---------------------------- ---------------------------------- ---------------------------------- ---------------------------------
---------------------------- ---------------- ----------------- ----------------- ---------------- ----------------- ---------------
                                              ADVISORY FEE IS                      ADVISORY FEE                       ADVISORY FEE
                             OTHER ACCOUNTS       BASED ON       OTHER ACCOUNTS     IS BASED ON     OTHER ACCOUNTS     IS BASED ON
                                 MANAGED        PERFORMANCE         MANAGED         PERFORMANCE        MANAGED         PERFORMANCE
---------------------------- ---------------- ----------------- ----------------- ---------------- ----------------- ---------------
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------
NAME OF PORTFOLIO MANAGER    # OF     TOTAL   # OF      TOTAL   # OF      TOTAL   # OF     TOTAL   # OF      TOTAL   # OF     TOTAL
(FIRM)                       ACCTS   ASSETS    ACCTS   ASSETS    ACCTS   ASSETS   ACCTS   ASSETS   ACCTS    ASSETS   ACCTS   ASSETS
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------
Brian James (Loomis Sayles)  0       0        0        0        0        0        0       0        8        $2.18    0       0
                                                                                                            mil
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------
Maureen G. Depp (Loomis      0       0        0        0        0        0        0       0        6        $1.734   0       0
Sayles)                                                                                                     mil
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------


EFFECTIVE JULY 1, 2005, THE FOLLOWING INFORMATION IS ADDED TO THE SUB-SECTION "PORTFOLIO MANAGERS' OWNERSHIP OF FUND SHARES" WITHIN THE SECTION "PORTFOLIO MANAGEMENT INFORMATION" WITH RESPECT TO THE LOOMIS SAYLES RESEARCH FUND:

The following table sets forth the dollar range* of equity securities of the Fund beneficially owned by Brian James and Maureen G. Depp as of May 31, 2005:

NAME OF PORTFOLIO MANAGER         FUND(S) MANAGED                 DOLLAR RANGE OF EQUITY SECURITIES
                                                                  INVESTED
Brian James                       Loomis Sayles Research Fund                     F
Maureen G. Depp                   Loomis Sayles Research Fund                     A

*  A. None                        E. $100,001 - $500,000
   B. $1 - 10,000                 F. $500,001 - $1,000,000
   C. $10,001 - $50,000           G. over $1,000,000
   D. $50,001 - $100,000



                                                                      SP270-0605

                        LOOMIS SAYLES CORE PLUS BOND FUND
                         LOOMIS SAYLES HIGH INCOME FUND
                LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND
                      LOOMIS SAYLES STRATEGIC INCOME FUND

     Supplement dated June 28, 2005 to the IXIS Advisor Income and Tax Free Income Funds Statement of Additional Information - Part I dated February 1, 2005 as revised May 1, 2005, as supplemented from time to time

EFFECTIVE JULY 1, 2005, THE SUB-SECTION "ADVISORY FEES" WITHIN THE SECTION "FUND CHARGES AND EXPENSES" IS REVISED AS FOLLOWS WITH REGARD TO THE LOOMIS SAYLES STRATEGIC INCOME FUND:

                                          DATE OF               ADVISORY FEE PAYABLE BY FUND TO IXIS ADVISORS
FUND                                     AGREEMENT             (AS A % OF AVERAGE DAILY NET ASSETS OF THE FUND)
------------------------------------    -------------    -------------------------------------------------------------
Strategic Income Fund                     09/12/03           0.65%  of the first $200 million
                                         as amended          0.60%  of the next $1.8 billion
                                        07/01/05***          0.55%  of amounts in excess of $2 billion

     *** - Prior to July 1, 2005, the advisory fee was 0.65% of the first $200 million of the average daily net assets of the Fund and 0.60% of such assets in excess of $250 million.


EFFECTIVE JULY 1, 2005, THE TABLE REGARDING EXPENSE LIMITATIONS IN THE SUB-SECTION "ADVISORY FEES" WITHIN THE SECTION "FUND CHARGES AND EXPENSES" IS REVISED AS FOLLOWS WITH REGARD TO THE LOOMIS SAYLES CORE PLUS BOND FUND, LOOMIS SAYLES HIGH INCOME FUND AND LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND:

FUND                                                    EXPENSE LIMIT          DATE OF UNDERTAKING
----------------------------------------------------    -------------------    --------------------------
Core Plus Bond Fund                                                            July 1, 2005
     Class A                                            1.05%
     Class B                                            1.80%
     Class C                                            1.80%
     Class Y                                            0.80%

High Income Fund                                                               July 1, 2005
     Class A                                            1.45%
     Class B                                            2.20%
     Class C                                            2.20%

Massachusetts Fund                                                             July 1, 2005
     Class A                                            1.15%
     Class B                                            1.90%

The undertaking with respect to the Funds is in effect through January 31, 2006 and will be reevaluated on an annual basis.






                                                                      SP268-0605

                        LOOMIS SAYLES CORE PLUS BOND FUND
                                  (the "Fund")

Supplement dated June 27, 2005 to the IXIS Advisor Income and Tax Free Income Funds Class Y Prospectus dated February 1, 2005, as may be revised and supplemented from time to time

On May 20, 2005, the Board of Trustees of the IXIS Advisor Funds approved the agreement of Loomis, Sayles & Company, L.P. ("Loomis Sayles") to waive a portion of its advisory fee to limit the amount of the Loomis Sayles Core Plus Bond Fund's total annual fund operating expenses to 0.80% of the Fund's average daily net assets for Class Y, effective July 1, 2005 through January 31, 2006.

EFFECTIVE JULY 1, 2005, THE ANNUAL FUND OPERATING EXPENSES TABLE AND THE EXAMPLE TABLE WITHIN THE SECTION"FUND FEES & EXPENSES" OF THE IXIS ADVISOR INCOME AND TAX FREE INCOME FUNDS CLASS Y PROSPECTUS ARE AMENDED AND RESTATED AS FOLLOWS WITH RESPECT TO THE LOOMIS SAYLES CORE PLUS BOND FUND:

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

-------------------------------- ------------------------------
                                        CORE PLUS BOND
                                            FUND*1
-------------------------------- ------------------------------
-------------------------------- ------------------------------
                                            CLASS Y
-------------------------------- ------------------------------
-------------------------------- ------------------------------
Management fees                              0.42%
-------------------------------- ------------------------------
-------------------------------- ------------------------------
Distribution and/or service
(12b-1) fees                                 0.00%
-------------------------------- ------------------------------
-------------------------------- ------------------------------
Other expenses+                              0.56%
-------------------------------- ------------------------------
-------------------------------- ------------------------------
Total annual fund operating                  0.98%
expenses
-------------------------------- ------------------------------
-------------------------------- ------------------------------
Fee Waiver and/or Expense                    0.18%
Reimbursement
-------------------------------- ------------------------------
-------------------------------- ------------------------------
Net Expenses                                 0.80%
-------------------------------- ------------------------------

* Expense information in the table has been restated to reflect current fees and expenses.

+ Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective January 1, 2005.

1 Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.80% of the Fund's average daily net assets for Class Y. This undertaking is in effect through January 31,, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

EXAMPLE*

---------------- ---------------------------------------------------
                                CORE PLUS BOND FUND
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
                                      CLASS Y+
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
1 year                                  $82
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
3 years                                 $294
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
5 years                                 $524
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
10 years                               $1,185
---------------- ---------------------------------------------------

     + Reflects  current  fees and  expenses.

     * The example is based on the net expense shown above for the Core Plus Bond Fund for the 1-year period illustrated in the Example and on the total annual fund operating expenses for the remaining years.

                                                                      SP262-0605